Employee Benefits Obligations - Summary of Sensitivity Analysis For Actuarial Assumptions (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (15.3)	$ (9.7)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	17.3	19.6
Salary increase incl. inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	1.8	1.6
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1.7)	$ (1.6)